Short-Term Borrowings (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate of issued convertible promissory notes			$ 20,690,000
Short-term borrowing plus accumulated interest totaled		$ 44,036		$ 28,439
Loan repayable		$ 304,971
Issuance of maturity date		Mar. 03, 2026	Mar. 03, 2026
Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Loan repayable extended period		1 month	1 month
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Loan repayable extended period		3 months	3 months
Convertible Instruments [member]
Disclosure of detailed information about borrowings [line items]
Aggregate of issued convertible promissory notes	$ 1,725,471
Short-term borrowing plus accumulated interest totaled	$ 509,041